Consolidated Variable Interest Entities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Consolidated Variable Interest Entities

Our condensed consolidated balance sheets included the assets and liabilities of these entities, which primarily consisted of the following:

	June 30,	December 31,
($ in millions)	2017	2016
Restricted cash	$21	$10
Timeshare financing receivables, net	508	244
Non-recourse debt (1)	517	244

(1)	Net of deferred financing costs.

Our consolidated balance sheets included the assets and liabilities of these entities, which primarily consisted of the following:

	December 31,
($ in millions)	2016	2015
Restricted cash	$10	$13
Timeshare financing receivables, net	244	350
Non-recourse debt (1)	244	352

(1)	Net of deferred financing costs.